DEFERRED TAX ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
DEFERRED TAX ASSETS AND LIABILITIES

NOTE 15 — DEFERRED TAX ASSETS AND LIABILITIES

Deferred tax assets and (liabilities) as of December 31, 2023 and 2022 and the related activity for the years ended December 31, 2023 and 2022 are as follows:

	Carrying amount as of December 31, 2022	Recognized in equity	Recognized in Provision for Income Taxes	Carrying amount as of December 31, 2023
Non-current assets:
Intangible Assets	$(3,901,425)	$-	$597,954	$(3,303,471)
Property and equipment	(87,695)	795,115	(111,509)	595,911
Other	(2,240)	—	9,173	6,933
	(3,991,360)	795,115	495,618	(2,700,627)

Current assets:
Prepaid expenses	—	—	333,551	333,551
Other (Section 24C allowance)	134,390	—	851,977	986,367
	134,390	—	1,185,528	1,319,918

Current liabilities:
Income in Advance	365,377	(33,663)	76,492	408,206
Tax Losses	100,464	(761,452)	(646,832)	(1,307,820)
Net deferred tax assets and (liabilities)	$(3,391,129)	$-	$1,110,806	$(2,280,323)

	Carrying amount as of December 31, 2021	Recognized in Business Combination	Recognized in Provision for Income Taxes	Carrying amount as of December 31, 2022
Non-current assets:
Intangible Assets	$-	$(4,425,990)	$524,565	$(3,901,425)
Property and equipment	(883,075)	(341,825)	1,137,205	(87,695)
Other	-	—	(2,240)	(2,240)
	(883,075)	(4,767,815)	1,659,530	(3,991,360)

Current assets:
Prepaid expenses	(17,195)	—	17,195	—
Other (Section 24C allowance)	50,019	799,647	(715,276)	134,390
	32,824	799,647	(698,081)	134,390

Current liabilities:
Income in Advance	127,129	—	238,248	365,377
Tax Losses	—	15,995	84,469	100,464
Net deferred tax assets and (liabilities)	$(723,122)	$(3,952,173)	$1,284,166	$(3,391,129)

Unused tax losses for which no deferred tax assets have been recognized as of December 31, 2023 and 2022 are as follows:

	As of December 31,
	2023	2022

Unused tax losses for which no deferred tax assets has been recognized	$(43,402,517)	$(29,195,914)
Potential tax benefit of such unused tax losses at applicable statutory tax rates	$(7,722,631)	$(6,338,526)

Management has evaluated and concluded that there were no material uncertain tax positions requiring recognition in the Group’s consolidated financial statements as of December 31, 2023 and 2022.

No tax audits were commenced or were in process during the years ended December 31, 2023 and 2022 and no tax related interest or penalties were incurred during those years.

The following jurisdictions and tax years are open to audit:

Jurisdiction	Open Tax Years
Indonesia	2019 - 2023
New Zealand	2020 - 2023
Singapore	2020 - 2023
South Africa	2020 - 2023
United Kingdom	2022
United States	2021 - 2023